(LOSSES)/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other financial Items

(in thousands of $)	2019	2018	2017

Mark-to-market (losses)/gains for interest rate swap derivatives	(43,746)	(1,455)	12,073
Interest income/(expense) on un-designated interest rate swaps	4,950	2,161	(7,554)
Mark-to-market adjustment on Earn-Out Units (1)	—	7,400	(441)
Gains on repurchase of cross currency interest rate swap	—	—	3,718
(Losses)/gains on derivative instruments	(38,796)	8,106	7,796

Foreign exchange (losses)/gains on finance lease obligations and related restricted cash	(941)	1,105	(659)
Amortization of debt guarantee (see note 25)	2,065	503	—
Financing arrangement fees and other costs	(531)	(1,363)	(527)
Foreign exchange gains/(losses) on operations	82	(837)	(378)
Losses on repurchase of 2012 High-Yield Bonds(2)	—	—	(7,876)
Foreign exchange losses on 2012 High-Yield Bonds	—	—	(3,103)
Premium paid on repurchase of 2012 High-Yield Bonds	—	—	(2,820)
Other financial items, net	675	(592)	(15,363)

(Losses)/gains on derivatives and other financial items, net	(38,121)	7,514	(7,567)

(1) This relates to the mark-to-market movement on the Earn-Out Units issued in connection with the IDR reset transaction in October 2016 which were recognized as a derivative liability in our consolidated balance sheet. In October 2018, we declared a reduced quarterly distribution of $0.4042 per common unit. Consequently, the second tranche of Earn-Out Units will not be issued. Accordingly, we have recognized a $nil valuation on the Earn-Out Units derivatives as of December 31, 2018, resulting in a mark-to-market gain related to the Earn-Out Units. See notes 28 and 29.
(2) This relates to foreign exchange loss arising from the early repurchase of our 2012 High-Yield Bonds of $2.9 million and the reclassification of a $5.0 million loss from the Accumulated Other Comprehensive Loss upon cessation of hedge accounting for the related cross currency interest rate swap.